Revenue (Details) - Schedule of revenue-related contract assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Contract assets:
Contract assets relating to service contracts	$ 725,441	$ 1,639,893
Contract liabilities:
Contract liabilities relating to service contracts	$ 58,475	$ 20,194